BANK CREDIT	12 Months Ended
Dec. 31, 2012
BANK CREDIT [Abstract]
BANK CREDIT
NOTE 7:-	BANK CREDIT

a.
On February 10, 2011, the Company received a  $100 credit line from an Israeli bank . As of December 31, 2012 and December 31, 2011, the entire amount was utilized. The credit line is secured by the personal guarantee of the Company's chairman of the board of directors and chief executive officer.

b.	Regarding guarantees and liens - see Note 10b.